NOTES PAYABLE	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
NOTES PAYABLE
NOTES PAYABLE

	2015		2014
(millions of Canadian $, unless otherwise noted)	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31

Canadian	697	0.8%	1,540	1.2%
U.S. (2015 – US$376; 2014 – US$800)	521	1.1%	927	0.7%
	1,218		2,467

At December 31, 2015, Notes payable consists of commercial paper issued by TCPL, TransCanada American Investments Ltd. (TAIL), and TransCanada Power Marketing Ltd. (TCPM). In November 2015, the TAIL credit facility was increased to US$1.5 billion from US$1.0 billion and, subsequently, TAIL and TCPM became co-borrowers under the facility and co-issuers under the related commercial paper program. At the same time, the TCPL USA credit facility was reduced from the US$1.0 billion to US$0.5 billion. In December 2015, a new US$1.0 billion credit facility and related commercial paper program was initiated for TCPL.
At December 31, 2015, total committed revolving and demand credit facilities of $8.9 billion (2014 – $6.7 billion) were available. When drawn, interest on these lines of credit is charged at prime rates of Canadian and U.S. banks, and at other negotiated financial bases. These unsecured credit facilities included the following:

					year ended December 31
at December 31, 2015					2015	2014	2013
Amount	Unused Capacity	Borrower	Description	Matures	Cost to maintain
					(millions of Canadian $)
$3 billion	$3 billion	TCPL	Committed, syndicated, revolving, extendible TCPL credit facility	December 2020	6	6	4
US$1 billion	US$1 billion	TCPL	Committed, syndicated, revolving, extendible TCPL credit facility	December 2016	—	—	—
US$0.5 billion	US$0.5 billion	TCPL USA	Committed, syndicated, revolving, extendible TCPL USA credit facility, guaranteed by TCPL	December 2016	3	2	1
US$1.5 billion	US$1.5 billion	TAIL/TCPM	Committed, syndicated, revolving, extendible TAIL/TCPM credit facility, guaranteed by TCPL	December 2016	2	1	—
$1.7 billion	$0.7 billion	TCPL/TCPL USA	Supports the issuance of letters of credit and provides additional liquidity	Demand	—	—	—

At December 31, 2015, the Company's operated affiliates had an additional $0.6 billion (2014 – $0.4 billion) of undrawn capacity on committed credit facilities.